3. Loans, Credit Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Credit risk profile
Total Loans	$ 651,891	$ 620,960	$ 619,974
Excellent Quality
Credit risk profile
Total Loans	17,255	16,678
High Quality
Credit risk profile
Total Loans	145,403	116,889
Good Quality
Credit risk profile
Total Loans	327,893	306,756
Management Attention
Credit risk profile
Total Loans	109,640	116,514
Watch
Credit risk profile
Total Loans	30,096	31,383
Substandard
Credit risk profile
Total Loans	21,600	32,735
Doubtful
Credit risk profile
Total Loans	0	0
Loss
Credit risk profile
Total Loans	4	5
Construction and land development
Credit risk profile
Total Loans	57,617	63,742
Single-family residential
Credit risk profile
Total Loans	206,417	195,975
Single-family residential - Banco de la Gente stated income
Credit risk profile
Total Loans	47,015	49,463
Commercial
Credit risk profile
Total Loans	228,558	209,287
Multifamily and Farmland
Credit risk profile
Total Loans	12,400	11,801
Commercial loans (not secured by real estate)
Credit risk profile
Total Loans	76,262	68,047
Farm loans (not secured by real estate)
Credit risk profile
Total Loans	7	19
Consumer loans (not secured by real estate)
Credit risk profile
Total Loans	10,060	9,593
All other loans (not secured by real estate)
Credit risk profile
Total Loans	13,555	13,033
Construction and land development
Credit risk profile
Total Loans	57,617	63,742	73,176
Construction and land development | Excellent Quality
Credit risk profile
Total Loans	0	7
Construction and land development | High Quality
Credit risk profile
Total Loans	6,741	7,852
Construction and land development | Good Quality
Credit risk profile
Total Loans	24,641	22,899
Construction and land development | Management Attention
Credit risk profile
Total Loans	13,013	14,464
Construction and land development | Watch
Credit risk profile
Total Loans	9,294	8,163
Construction and land development | Substandard
Credit risk profile
Total Loans	3,928	10,357
Construction and land development | Doubtful
Credit risk profile
Total Loans	0	0
Construction and land development | Loss
Credit risk profile
Total Loans	0	0
Single-family residential
Credit risk profile
Total Loans	206,417	195,975	195,003
Single-family residential | Excellent Quality
Credit risk profile
Total Loans	15,099	15,036
Single-family residential | High Quality
Credit risk profile
Total Loans	74,367	60,882
Single-family residential | Good Quality
Credit risk profile
Total Loans	74,453	73,118
Single-family residential | Management Attention
Credit risk profile
Total Loans	30,954	34,090
Single-family residential | Watch
Credit risk profile
Total Loans	5,749	6,806
Single-family residential | Substandard
Credit risk profile
Total Loans	5,795	6,043
Single-family residential | Doubtful
Credit risk profile
Total Loans	0	0
Single-family residential | Loss
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income
Credit risk profile
Total Loans	47,015	49,463	52,019
Single-family residential - Banco de la Gente stated income | Excellent Quality
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | High Quality
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | Good Quality
Credit risk profile
Total Loans	21,022	22,255
Single-family residential - Banco de la Gente stated income | Management Attention
Credit risk profile
Total Loans	12,721	8,369
Single-family residential - Banco de la Gente stated income | Watch
Credit risk profile
Total Loans	5,799	8,113
Single-family residential - Banco de la Gente stated income | Substandard
Credit risk profile
Total Loans	7,473	10,726
Single-family residential - Banco de la Gente stated income | Doubtful
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | Loss
Credit risk profile
Total Loans	0	0
Commercial
Credit risk profile
Total Loans	228,558	209,287	200,633
Commercial | Excellent Quality
Credit risk profile
Total Loans	0	0
Commercial | High Quality
Credit risk profile
Total Loans	39,888	33,340
Commercial | Good Quality
Credit risk profile
Total Loans	142,141	123,604
Commercial | Management Attention
Credit risk profile
Total Loans	36,433	42,914
Commercial | Watch
Credit risk profile
Total Loans	6,153	5,190
Commercial | Substandard
Credit risk profile
Total Loans	3,943	4,239
Commercial | Doubtful
Credit risk profile
Total Loans	0	0
Commercial | Loss
Credit risk profile
Total Loans	0	0
Multifamily and Farmland
Credit risk profile
Total Loans	12,400	11,801	8,951
Multifamily and Farmland | Excellent Quality
Credit risk profile
Total Loans	0	0
Multifamily and Farmland | High Quality
Credit risk profile
Total Loans	241	715
Multifamily and Farmland | Good Quality
Credit risk profile
Total Loans	8,376	7,882
Multifamily and Farmland | Management Attention
Credit risk profile
Total Loans	1,001	286
Multifamily and Farmland | Watch
Credit risk profile
Total Loans	2,672	2,741
Multifamily and Farmland | Substandard
Credit risk profile
Total Loans	110	177
Multifamily and Farmland | Doubtful
Credit risk profile
Total Loans	0	0
Multifamily and Farmland | Loss
Credit risk profile
Total Loans	0	0
Commercial loans (not secured by real estate)
Credit risk profile
Total Loans	76,262	68,047	64,295
Commercial loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	924	365
Commercial loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	18,730	8,442
Commercial loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	44,649	44,353
Commercial loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	11,312	13,704
Commercial loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	383	320
Commercial loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	264	863
Commercial loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
Commercial loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate)
Credit risk profile
Total Loans	7	19	11
Farm loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	7	19
Farm loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	0	0
Consumer loans (not secured by real estate)
Credit risk profile
Total Loans	10,060	9,593
Consumer loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	1,232	1,270
Consumer loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	3,576	3,519
Consumer loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	4,549	4,061
Consumer loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	566	358
Consumer loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	46	50
Consumer loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	87	330
Consumer loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
Consumer loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	4	5
All other loans (not secured by real estate)
Credit risk profile
Total Loans	13,555	13,033
All other loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	1,860	2,139
All other loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	8,055	8,565
All other loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	3,640	2,329
All other loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	$ 0	$ 0